Consolidated Balance Sheets		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents		¥ 21,121,206	$ 3,020,292	¥ 60,957,156
Restricted cash		16,828	2,406
Short-term investment		130,400,312	18,646,997	130,055,727
Accounts receivable, net		41,564,871	5,943,698	33,146,088
Inventories, net		8,229,291	1,176,773	4,719,804
Prepayments and other current assets		383,805,123	54,883,403	148,267,234
Total current assets		585,137,631	83,673,569	377,146,009
Non-current assets
Long-term investments				8,490,163
Property, plant and equipment, net		303,325	43,375	573,775
Operating lease Right-of-use assets		8,581,133	1,227,086	5,154,258
Intangible assets, net		1,610,713	230,329	10,894,989
Goodwill		4,973,027	711,133	26,638,707
Digital assets		730,150,140	104,410,081
Other non-current assets		64,814,066	9,268,288	56,319,547
Total non-current assets		810,432,404	115,890,292	108,071,439
Total assets		1,395,570,035	199,563,861	485,217,448
Current liabilities
Short-term bank borrowings		37,430,000	5,352,419	50,500,000
Current portion of long-term bank borrowings		549,012	78,508	792,548
Accounts payable		25,524,921	3,650,015	24,308,952
Contract liabilities		13,977,338	1,998,733	12,377,171
Shareholder loans, at amortized cost		23,207,757	3,318,665	84,342,862
Amounts due to related parties		8,160,511	1,166,938	491,089
Accrued expenses and other current liabilities		557,130,576	79,668,612	192,237,718
Current portion of lease liabilities		2,047,880	292,843	2,037,862
Current portion of finance lease liabilities				29,847
Convertible loans, at amortized cost				3,500,000
Total current liabilities		668,027,995	95,526,733	370,618,049
Non-current liabilities
Long-term bank borrowings		3,876,918	554,392	4,463,550
Operating lease liabilities		6,405,503	915,975	3,584,743
Shareholder loans, at amortized cost		16,483,576	2,357,120
Convertible loans, at fair value				10,076,081
Convertible loans, at amortized cost		137,501,657	19,662,475
Deferred tax liabilities		1,264,873	180,874	3,798,357
Other non-current liabilities		10,405,554	1,487,974	10,405,554
Total non-current liabilities		175,938,081	25,158,810	32,328,285
Total liabilities		843,966,076	120,685,543	402,946,334
Commitments and contingencies (Note 27)
Shareholders’ equity
Additional paid-in-capital		2,498,773,335	357,319,835	1,984,763,325
Accumulated deficit		(2,170,000,000)	(310,489,451)	(1,814,578,760)
Accumulated other comprehensive loss		(125,758,629)	(17,983,245)	(131,840,166)
Total shareholders’ equity attributable to DDC Enterprise Limited		498,056,657	71,221,156	47,425,627
Non-controlling interest		53,547,302	7,657,162	34,845,487
Total shareholders’ equity		551,603,959	78,878,318	82,271,114
Total liabilities and shareholders’ equity		1,395,570,035	199,563,861	485,217,448
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	65,584,619	9,378,476	8,984,639
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value		196,479	28,096	96,589
Convertible Preferred Shares
Shareholders’ equity
Convertible Preferred Shares		¥ 230,544,640	$ 32,967,445

[1]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.